Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	FQF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 24, 2015
Prospectus Date	rr_ProspectusDate	Aug. 24, 2015
| O’Shares FTSE Europe Quality Dividend Hedged ETF | O’Shares FTSE Europe Quality Dividend Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEUH
| O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF | O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAPH